Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax provision
Current tax provision	$ 119,416	$ 9,547	$ 16,277
Deferred tax provision
Deferred tax provision
Total income tax provisions	119,416	9,547	16,277
Cayman Islands [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
BVI [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
PRC [Member]
Current tax provision
Current tax provision	119,416	9,547	16,277
Deferred tax provision
Deferred tax provision
Total income tax provisions	119,416	9,547	16,277
United States [Member]
Current tax provision
Current tax provision
Deferred tax provision
Deferred tax provision
Total income tax provisions